Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Fair value hedges | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	33,543
BV of asset	₩ 433
BV of liabilities	0
Changes if fair value in the period	₩ (1,502)
Fair value hedges | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	9,377,731
BV of asset	₩ 35,093
BV of liabilities	467,381
Changes if fair value in the period	₩ 55,244
Reserve of cash flow hedges [Member] | Currency swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	4,110,285
BV of asset	₩ 21,543
BV of liabilities	79,492
Changes if fair value in the period	₩ (54)
Reserve of cash flow hedges [Member] | Interest rate swap
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	770,000
BV of asset	₩ 38
BV of liabilities	15,853
Changes if fair value in the period	₩ (23,186)
Reserve of cash flow hedges [Member] | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	1,298,686
BV of asset	₩ 3,191
BV of liabilities	24,925
Changes if fair value in the period	₩ (33,460)
Hedges of net investment in foreign operations | Currency forward
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	223,620
BV of asset	₩ 5,994
BV of liabilities	5,572
Changes if fair value in the period	₩ (3,261)
Hedges of net investment in foreign operations | Borrowings
Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Nominal values	1,192,645
BV of asset	₩ 0
BV of liabilities	1,186,792
Changes if fair value in the period	₩ (36,383)